Inventories - Additional Information (Details) - EUR (€)	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Inventories expenses recognised as during period	€ 54,900,000	€ 41,600,000
Inventory write-down	€ 2,700,000	€ 0